Property and Equipment, Net - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,497,541	$ 1,391,937
Less accumulated depreciation	(972,227)	(895,352)
Property and equipment, net	525,314	496,585
Computers, Related Equipment and Software [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	1,109,465	1,027,825
Building and Land [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	109,446	97,782
Leasehold Improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	230,817	222,812
Furniture, Fixtures and Other [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 47,813	$ 43,518